Post-retirement benefits - Results summary of sensitivity analysis (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Actuarial assumption of discount rates [Member] | Pensions [member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase of actuarial assumption	$ 1,091	$ 1,031
Decrease of actuarial assumption	(1,169)	(1,107)
Actuarial assumption of discount rates [Member] | Other retirement benefits [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase of actuarial assumption	59	57
Decrease of actuarial assumption	(63)	(61)
Actuarial assumption of expected rates of inflation [Member] | Pensions [member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase of actuarial assumption	(579)	(536)
Decrease of actuarial assumption	550	507
Actuarial assumption of expected rates of inflation [Member] | Other retirement benefits [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase of actuarial assumption	(20)	(19)
Decrease of actuarial assumption	18	17
Actuarial assumption of expected rates of salary increases [Member] | Pensions [member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase of actuarial assumption	(74)	(77)
Decrease of actuarial assumption	72	75
Actuarial assumption of expected rates of salary increases [Member] | Other retirement benefits [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase of actuarial assumption	(1)	(3)
Decrease of actuarial assumption	1	2
Actuarial assumption of allowance for future improvements in longevity [member] | Pensions [member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase of actuarial assumption	509	481
Decrease of actuarial assumption	(509)	(481)
Actuarial assumption of allowance for future improvements in longevity [member] | Other retirement benefits [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase of actuarial assumption	20	20
Decrease of actuarial assumption	(20)	(20)
Actuarial assumption of medical cost trend rates [Member] | Other retirement benefits [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase of actuarial assumption	(38)	(37)
Decrease of actuarial assumption	$ 33	$ 31